Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001883984
Entity Registrant Name	Alternus Clean Energy, Inc.
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2026
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1431377
Entity Address, Address Line One	17 State Street, Suite 4000
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	739-0727
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false